Note 4 - Certain Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
4.	CERTAIN BALANCE SHEET COMPONENTS

(a)	Inventory, Net

Inventory, net of provisions for potentially excess, obsolete, or impaired goods, consists of the following (in thousands):

	March 31, 2026	December 31, 2025
Raw materials	$6,002	$6,125
Work in process	2,509	2,533
Finished goods	1,947	1,478
	$10,458	$10,136

Allowance for excess and obsolete inventory	(3,013)	(2,833)
Inventory, net	$7,445	$7,303

(b)	Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	March 31, 2026	December 31, 2025
Equipment	$675	$675
Furniture and fixtures	6	6
Leasehold improvements	127	101
Total cost	808	782

Less: accumulated depreciation	(624)	(599)
Property and equipment, net	$184	$183

Depreciation expense was $25,000, of which $5,000 was included in cost of goods sold, and $19,000, of which $5,000 was included in cost of goods sold, for the three months ended March 31, 2026 and 2025, respectively.

(c)	Intangible Assets, Net

Intangible assets consist of the following (in thousands):

	March 31, 2026
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Value
Developed Technology	$760	$(285)	$475
Trade Name	120	(108)	12
Total	$880	$(393)	$487

	December 31, 2025
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Value
Developed Technology	$760	$(269)	$491
Trade Name	120	(102)	18
Total	$880	$(371)	$509

Amortization expense for the three months ended March 31, 2026 and 2025, was $22,000, of which $16,000 was included in cost of goods sold for each period.

As of March 31, 2026, developed technology and trade name had remaining lives of 7.5 and 0.5 years, respectively. The estimated future amortization expense for the next five years and thereafter is as follows (in thousands):

March 31, 2026
2026 (nine months remaining)	$66
2027	87
2028	82
2029	64
2030	63
Thereafter	125
Total	$487

(d)	Other Accrued Liabilities

Other accrued liabilities consist of the following (in thousands):

	March 31, 2026	December 31, 2025
Accrued compensation	$664	$574
Accrued clinical and manufacturing expenses	173	190
Accrued professional and consulting services	644	594
Other liabilities, current portion	499	499
Total other accrued liabilities	$1,980	$1,857

Accrued compensation includes sales commissions, payroll, employee paid time off, and employee and executive officer bonuses. Accrued clinical and manufacturing expenses represent royalties payable under a ten-year worldwide licensing agreement related to intellectual property covering the design and production of valves used in the SynCardia TAH and service costs on drivers returned, mostly from customers outside the U.S. The sums due to the vendor are secured by the license agreement, which is expired. Accrued professional and consulting services represent payables related to legal, accounting, and valuation services provided in preparation of the Company’s period end reporting. At the end of 2023, the Company’s management made the decision to terminate its sales and distribution agreement with State of the Art Medical Products, Inc. In connection with the termination of the agreement, the Company agreed to pay a termination penalty of $505,085, payable at $21,045 per month over a period of 24 months and a refund of $415,000 for returned inventory payable on May 1, 2025. Any payments not paid on the due dates are subject to a monthly interest of 1%. On September 30, 2025, $500,000 of the termination penalty was paid. As of March 31, 2026 and December 31, 2025, a termination penalty of $5,000 is included in other accrued liabilities. As of March 31, 2026 and December 31, 2025, $98,000 and $90,000, respectively, of interest for the termination penalty is included in accounts payable. As of March 31, 2026 and December 31, 2025, the balance due for returned inventory of $320,000 is included in accounts payable.

4.	CERTAIN BALANCE SHEET COMPONENTS

(a)	Inventories, Net

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consists of the following (in thousands):

	December 31, 2025	December 31, 2024
Raw materials	$6,125	$6,319
Work in process	2,533	2,764
Finished goods	1,478	1,443
	$10,136	$10,526

Allowance for excess and obsolete inventory	(2,833)	(2,411)
Inventories, net	$7,303	$8,115

(b)	Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	December 31, 2025	December 31, 2024
Equipment	$675	$643
Furniture and fixtures	6	6
Leasehold improvements	101	101
Total cost	$782	$750

Less: accumulated depreciation	(599)	(523)
Property and equipment, net	$183	$227

Depreciation expense was $76,000, of which $27,000 was included in cost of goods sold, and $138,000, of which $28,000 was included in cost of goods sold, for the years ended December 31, 2025, and 2024, respectively. For the years ended December 31, 2025 and 2024, the Company disposed of no equipment and $74,000 of equipment, respectively.

(c)	Intangible Assets, Net

Intangible assets consist of the following (in thousands):

	December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Developed Technology	$760	$(269)	$491
Trade Name	120	(102)	18
Total	$880	$(371)	$509

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Developed Technology	$760	$(206)	$554
Trade Name	120	(78)	42
Total	$880	$(284)	$596

Amortization expense was $87,000 for both years ended December 31, 2025 and 2024.

As of December 31, 2025, developed technology and trade name had remaining lives of 7.75 and 0.75 years, respectively. The estimated future amortization expense for the next five years and thereafter is as follows (in thousands):

December 31, 2025
2026	$87
2027	87
2028	82
2029	64
2030	63
Thereafter	126
Total	$509

(d)	Other Accrued Liabilities

Other accrued liabilities consist of the following (in thousands):

	December 31, 2025	December 31, 2024
Accrued compensation	$574	$941
Accrued clinical and manufacturing expenses	190	617
Accrued professional and consulting services	594	51
Other liabilities, current portion	499	493
Total other accrued liabilities, current portion	1,857	2,102
Other liabilities, noncurrent portion	-	-
Total current and noncurrent other accrued liabilities	$1,857	$2,102

Accrued compensation includes sales commissions, payroll, employee PTO, and employee NEO bonuses. Accrued clinical and manufacturing expenses represent royalties payable under a ten-year worldwide licensing agreement related to intellectual property covering the design and production of valves used in the SynCardia TAH and service costs on drivers returned, mostly from customers outside the U.S. The sums due to the vendor are secured by the license agreement, which has expired. Accrued professional and consulting services represent payables related to legal, accounting, and valuation services provided in preparation of the Company’s potential acquisition or its initial public offering. At the end of 2023, the Company’s management made the decision to terminate its sales and distribution agreement with State of the Art Medical Products, Inc. (SOTA). In connection with the termination of the agreement, the Company agreed to pay a termination penalty of $505,085, payable at $21,045 per month over a period of 24 months and a refund of $415,000 for returned inventory payable on May 1, 2025. Any payments not received on the due dates are subject to a monthly interest of 1%. As of December 31, 2025, $500,000 plus $94,915 in interest on the termination penalty was paid. As of December 31, 2025, outstanding balances related to the termination penalty and the refund for returned inventory amounted to $0 and $415,000, respectively. As of December 31, 2024, outstanding balances related to the termination penalty and the refund for returned inventory amounted to $505,085 and $415,000, respectively.